Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease, lease income
The following table summarizes the amount of operating lease income and other income included in total revenues in the accompanying unaudited condensed consolidated statements of operations:

	Three Months Ended March 31,
(In millions)	2021	2020
Operating lease income from vehicle rentals	$1,099	$1,637
Operating lease income from fleet leasing	149	169
Variable operating lease income	1	33
Revenue accounted for under Topic 842	1,249	1,839
Revenue accounted for under Topic 606	40	84
Total revenues	$1,289	$1,923
The following table summarizes the amount of operating lease income and other income included in total revenues in the accompanying consolidated statements of operations for the years ended December 31, 2020 and 2019:

(In millions)	2020	2019
Operating lease income from vehicle rentals	$4,320	$8,579
Operating lease income from fleet leasing	639	674
Variable operating lease income	30	164
Revenue accounted for under Topic 842	4,989	9,417
Revenue accounted for under Topic 606	269	362
Total revenues	$5,258	$9,779